FHLB Advances (Tables)	12 Months Ended
Dec. 31, 2016
FHLB Advances [Abstract]
Advances from the FHLB

	Weighted
	Average Rate	December 31, 2016	December 31, 2015
Fixed Rate Advances
Maturities:
2016		$-	$5,000
2017	1.12%	2,500	1,500
2019	1.62%	3,500	2,500
2020	2.02%	3,500	2,500
2021	2.32%	4,000	3,000
Total		$13,500	$14,500

Schedule of federal home loan advances pledged by assets

	December 31, 2016	December 31, 2015
Single-family mortgage loans	$38,342	$29,490
Multi-family mortgage loans	14,854	8,185
Commercial real estate loans (1-4 family)	2,793	3,155
Securities	2,327	3,530
Cash	3,300	3,300
Total	$61,616	$47,660

Federal home loan advances outstanding maturity period

December 31, 2016
2017	$2,500
2018	-
2019	3,500
2020	3,500
2021	4,000
$13,500